Operating Segments and Geographical Information - Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	$ 37,976	$ 32,907
Israel [Member]
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	4,850	4,846
United States [Member]
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	285	321
France [Member]
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	27,935	23,392
Europe [Member]
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	4,838	4,321
Rest of the World [Member]
Schedule of Long-Lived Assets, Net of Depreciation and Amortization, by Geographic Region [Line Items]
Total long-lived assets, net	$ 68	$ 27